Other income (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Other Income

	2022	2021 1)	2020 1)
Other income	378	49	62

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.